Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total	$ 638	$ 522
Accumulated depreciation	(192)	(76)
Property and equipment, net	446	446
Depreciation expense	116	67
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total	541	448
Computers [Member]
Property, Plant and Equipment [Line Items]
Total	41	24
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 56	$ 50
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years